Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Financing Leases

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2019:

	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$80,000	$320,000

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	Total
Scottsdale Lease	$216,591	$226,587	$236,583	$246,580	$147,240	$1,073,581

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	Total
Manitowoc Lease	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$2,758,896

Schedule of Futures Minimum Lease Payments Under Non-cancellable Leases

Futures minimum lease payments under non-cancellable leases as of June 30, 2019 are as follows:

Years Ended March 31,
2020	$519,922
2021	693,229
2022	693,229
2023	693,229
2024	640,118
Thereafter	2,168,932
5,408,659
Less: Interest	(1,001,737)
$4,406,922

Summary of Right of Use Assets and Operating Lease Liabilities	Right of Use Assets and Operating Lease Liabilities on the Balance Sheet:
June 30, 2019
Current portion	$483,872
Long-term, net of current portion	3,923,050
$4,406,922